Discontinuing Operations - Schedule of Results of Consolidated Discontinued Operations (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Discontinued Operations and Disposal Groups [Abstract]
Revenue		$ 428		$ 10,066	$ 10,066	$ 22,538
Cost of revenues		567		7,667	7,554	15,634
Gross profit		(139)		2,399	2,512	6,904
Research and development		47		937	937	2,334
General and administrative					4,675	12,468
Sales and marketing		15		1,528	1,527	4,071
Restructuring costs		100		100	194	2,320
Transaction costs	9		9	651	560
Impairment of patents and other intangible assets		601		601	601
Total operating expenses		1,559	(74)	8,123	8,494	21,193
Income (loss) from discontinuing operations		(1,698)	74	(5,724)	(5,982)	(14,289)
Interest expense		(38)		(2,211)	(2,211)	(1,801)
Gain on disposal of Clinical Business		1,222		1,222	1,222
Gain on disposal of BioPharma Business		7,274		7,274	7,148
Loss on disposal of BioServe						(78)
Total other income (expense)					6,159	(1,879)
Net income (loss) from discontinuing operations		6,760	74	561	177	(16,168)
Accounts receivable, net of allowance for doubtful accounts of $4,536 in 2019; $3,462 in 2018					71	6,261
Other current assets						1,542
Fixed assets, net of accumulated depreciation						3,498
Patents and other intangible assets, net of accumulated amortization						655
Goodwill						11,294
Current assets of discontinuing operations					71	23,250	$ 25,577
Accounts payable and accrued expenses	578		578		1,137	8,470
Due to Interpace Biosciences, Inc.					92
Obligations under finance leases						610
Deferred revenue						1,337
Line of credit						2,621
Term note						6,000
Deferred rent payable and other						151
Current liabilities of discontinuing operations	578		578		1,229	19,189	$ 21,516
Income (loss) from discontinuing operations		$ 6,760	74	561	177	(16,168)
Depreciation				542	542	1,292
Amortization				613	613	21
Provision for bad debts			(28)	323	1,074	2,514
Stock-based compensation			(8)	91	107	391
Amortization of operating lease right-of-use assets				436	358
Amortization of discount of debt and debt issuance costs				601	601	291
Interest added to Convertible Note				343	343
Loss on disposal of fixed assets and sale of India subsidiary						204
Loss on extinguishment of debt				328	328
Gain on disposal of Clinical business				(1,222)	(1,222)
Gain on disposal of BioPharma business				(7,274)	(7,148)
Accounts receivable			99	711	845	745
Other current assets				277	398	417
Other non-current assets				2	2	50
Accounts payable, accrued expenses and deferred revenue			(516)	(1,273)	(2,163)	886
Obligations under operating leases				(368)	(217)
Deferred rent payable and other					(151)	6
Due to IDXG			(92)		92
Net cash used in operating activities, discontinuing operations			$ (514)	$ (5,309)	$ (5,421)	$ (9,351)